UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21371
                                                     ---------

                              Phoenix Adviser Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, ESQ.
    Vice President, Chief Legal Officer,         John H. Beers, Esq.
    Counsel and Secretary for Registrant     Vice President and Counsel
       Phoenix Life Insurance Company       Phoenix Life Insurance Company
               One American Row                   One American Row
          Hartford, CT 06103-2899              Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                   Date of reporting period: November 30, 2006
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX ADVISER TRUST
GLOSSARY (UNAUDITED)
NOVEMBER 30, 2006

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

Phoenix Focused Value Fund

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                  SHARES          VALUE
                                               ------------    ------------

DOMESTIC COMMON STOCKS--64.6%

APPAREL RETAIL--1.8%
TJX Cos., Inc. (The)                                 37,600    $  1,030,992

APPAREL, ACCESSORIES & LUXURY GOODS--1.6%
Liz Claiborne, Inc.                                  20,800         889,200

BROADCASTING & CABLE TV--2.7%
Entercom Communications Corp.                        25,300         681,835
Saga Communications, Inc. Class A(b)                 95,875         856,164
                                                               ------------
                                                                  1,537,999
                                                               ------------

DIVERSIFIED BANKS--5.6%
Wachovia Corp.                                       23,364       1,266,095
Wells Fargo & Co.                                    54,000       1,902,960
                                                               ------------
                                                                  3,169,055
                                                               ------------

HOME FURNISHINGS--1.5%
Mohawk Industries, Inc.(b)                           10,830         838,567

HOUSEHOLD PRODUCTS--2.0%
Procter & Gamble Co. (The)                           17,945       1,126,766

HYPERMARKETS & SUPER CENTERS--3.3%
Wal-Mart Stores, Inc.                                40,000       1,844,000

MULTI-LINE INSURANCE--6.7%
American International Group, Inc.                   53,600       3,769,152

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Bank of America Corp.                                15,500         834,675

PACKAGED FOODS & MEATS--2.1%
General Mills, Inc.                                  21,800       1,219,710

PHARMACEUTICALS--3.4%
Johnson & Johnson                                    29,300       1,931,163

PROPERTY & CASUALTY INSURANCE--9.2%
Berkshire Hathaway, Inc. Class A(b)                      43       4,605,300
Cincinnati Financial Corp.                           12,992         575,286
                                                               ------------
                                                                  5,180,586
                                                               ------------

PUBLISHING--1.8%
Gannett Co., Inc.                                    16,700         993,984

REGIONAL BANKS--2.8%
Fifth Third Bancorp                                  40,000       1,577,200

                                                  SHARES          VALUE
                                               ------------    ------------

SOFT DRINKS--2.6%
Coca-Cola Co. (The)                                  31,100    $  1,456,413

SPECIALIZED CONSUMER SERVICES--1.6%
Block (H&R), Inc.                                    37,200         892,800

SPECIALTY STORES--2.5%
Tiffany & Co.                                        37,260       1,431,902

THRIFTS & MORTGAGE FINANCE--9.3%
Fannie Mae                                           23,174       1,321,613
Freddie Mac                                          58,600       3,935,576
                                                               ------------
                                                                  5,257,189
                                                               ------------

TOBACCO--2.6%
Altria Group, Inc.                                   17,800       1,498,938
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $31,211,694)                                    36,480,291
---------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--11.2%

DISTILLERS & VINTNERS--2.5%
Diageo plc Sponsored ADR (United Kingdom)            17,900       1,383,491

PACKAGED FOODS & MEATS--7.2%
Cadbury Schweppes plc Sponsored ADR
  (United Kingdom)                                   46,300       1,921,913
Nestle S.A. Sponsored ADR (Switzerland)              24,250       2,140,509
                                                               ------------
                                                                  4,062,422
                                                               ------------

SPECIALTY STORES--1.5%
Signet Group plc Sponsored ADR
  (United Kingdom)                                   36,900         860,139
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,024,425)                                      6,306,052
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--75.8%
(IDENTIFIED COST $36,236,119)                                    42,786,343
                                                               ------------

                                                PAR VALUE
                                                   (000)          VALUE
                                               ------------    ------------

SHORT-TERM INVESTMENTS--25.5%

COMMERCIAL PAPER(d)--25.5%
UBS Finance Delaware LLC 5.25%, 12/1/06        $      1,645    $  1,645,000
UBS Finance Delaware LLC 5.29%, 12/1/06               1,365       1,365,000
Private Export Funding Corp. 5.22%, 12/4/06           1,465       1,464,363
Merrill Lynch & Co., Inc. 5.24%, 12/6/06              1,985       1,983,555

Phoenix Focused Value Fund

                                                PAR VALUE
                                                   (000)          VALUE
                                               ------------    ------------

COMMERCIAL PAPER--(CONTINUED)
Lockhart Funding LLC 5.27%, 12/11/06           $      1,625    $  1,622,621
International Lease Finance Corp. 5.23%,
   12/13/06                                           1,425       1,422,516
BellSouth Corp. 5.24%, 12/14/06                       1,400       1,397,351
George Street Finance LLC 5.27%, 12/18/06               840         837,910
Ranger Funding Co. LLC 5.26%, 1/11/07                 1,095       1,088,333
Harley-Davidson, Inc. 5.21%, 2/6/07                   1,555       1,539,748
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $14,366,678)                                    14,366,397
---------------------------------------------------------------------------

TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $50,602,797)                                    57,152,740(a)

Other assets and liabilities, net--(1.3)%                          (716,360)
                                                               ------------
NET ASSETS--100.0%                                             $ 56,436,380
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,321,446 and gross depreciation of $921,111 for federal income tax purposes. At November 30, 2006, the aggregate cost of securities for federal income tax purposes was $50,752,405.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

Phoenix Foreign Opportunities Fund

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                   SHARES           VALUE
                                                 ------------   -------------

FOREIGN  COMMON STOCKS(c)--92.1%

AUSTRALIA--6.7%
Aristocrat Leisure Ltd. (Casinos & Gaming)            417,600   $   5,119,884
Australia and New Zealand Banking Group Ltd.
   (Diversified Banks)                                186,600       4,188,346
Macquarie Bank Ltd. (Investment Banking &
   Brokerage)                                          20,200       1,160,515
Westfield Group (Real Estate Management &
   Development)                                       351,538       5,394,367
Woolworths Ltd. (Food Retail)                         342,687       5,947,966
                                                                -------------
                                                                   21,811,078
                                                                -------------

BELGIUM--3.0%
Colruyt SA (Food Retail)                               21,400       4,049,928
InBev N.V. (Brewers)                                   88,800       5,827,173
                                                                -------------
                                                                    9,877,101
                                                                -------------

BRAZIL--2.9%
Banco Itau Holding Financieira SA Sponsored
   ADR (Diversified Banks)                            138,900       4,650,372
Souza Cruz SA (Tobacco)                               271,300       4,685,408
                                                                -------------
                                                                    9,335,780
                                                                -------------

FRANCE--2.6%
M6-Metropole Television SA (Broadcasting &
  Cable TV)                                           104,300       3,565,115
Total SA (Integrated Oil & Gas)                        51,300       3,638,129
Total SA Sponsored ADR (Integrated Oil & Gas)          19,914       1,423,055
                                                                -------------
                                                                    8,626,299
                                                                -------------

INDIA--5.4%
Bharat Heavy Electricals Ltd. (Electrical
  Components & Equipment)                              66,793       3,741,540
HDFC Bank Ltd. (Diversified Banks)                     52,600       1,319,115
HDFC Bank Ltd. ADR (Diversified Banks)                106,400       8,087,464
Housing Development Finance Corp. (Consumer
  Finance)                                            124,200       4,572,816
                                                                -------------
                                                                   17,720,935
                                                                -------------

IRELAND--5.6%
Allied Irish Banks plc (Diversified Banks)            129,675       3,589,251
Anglo Irish Bank Corp. plc (Diversified Banks)        764,335      14,525,695
                                                                -------------
                                                                   18,114,946
                                                                -------------

                                                   SHARES           VALUE
                                                 ------------   -------------

JAPAN--5.4%
Daito Trust Construction Co. Ltd. (Homebuilding)       86,000   $   4,450,261
Millea Holdings, Inc. (Property & Casualty
  Insurance)                                          180,900       6,501,179
Toyota Motor Corp. (Automobile Manufacturers)         108,000       6,549,696
                                                                -------------
                                                                   17,501,136
                                                                -------------

MEXICO--4.5%
America Movil S.A. de C.V. ADR Series L
  (Wireless Telecommunication Services)               118,400       5,265,248
America Telecom S.A. de C.V. A1 (Wireless
  Telecommunication Services)(b)                      145,800       1,283,628
Grupo Modelo S.A. de C.V. Series C (Brewers)        1,514,200       8,133,745
                                                                -------------
                                                                   14,682,621
                                                                -------------

NETHERLANDS--2.7%
Aalberts Industries N.V. (Industrial Machinery)        45,646       3,702,628
TNT N.V. (Air Freight & Logistics)                    119,000       5,006,860
                                                                -------------
                                                                    8,709,488
                                                                -------------

NORWAY--1.5%
Orkla ASA (Industrial Conglomerates)                   89,500       5,020,009

SOUTH AFRICA--1.8%
Remgro Ltd. (Industrial Conglomerates)                265,423       5,946,453

SOUTH KOREA--3.0%
Kangwon Land, Inc. (Casinos & Gaming)                 146,900       3,090,219
KT&G Corp. (Tobacco)                                   47,200       3,093,001
S1 Corp. (Diversified Commercial & Professional
  Services)                                            82,890       3,576,574
                                                                -------------
                                                                    9,759,794
                                                                -------------

SPAIN--12.7%
Banco Bilbao Vizcaya Argentaria S.A
  (Diversified Banks)                                 657,010      15,879,475
Enagas S.A. (Gas Utilities)                           537,638      13,464,268
Red Electrica de Espana (Electric Utilities)          277,700      12,077,591
                                                                -------------
                                                                   41,421,334
                                                                -------------

SWITZERLAND--12.0%
Kuehne & Nagel International AG (Marine)              115,046       8,323,171
Lindt & Spruengli AG (Packaged Foods & Meats)             572       1,323,084
Nestle S.A. Registered Shares (Packaged Foods
   & Meats)                                            21,750       7,677,111
Novartis AG ADR (Pharmaceuticals)                      84,576       4,940,084

Phoenix Foreign Opportunities Fund

                                                   SHARES           VALUE
                                                 ------------   -------------

SWITZERLAND--(CONTINUED)
Roche Holding AG Registered Shares
   (Pharmaceuticals)                                   60,800   $  10,983,979
UBS AG Registered Shares (Diversified Capital
   Markets)                                            95,600       5,747,647
                                                                -------------
                                                                   38,995,076
                                                                -------------

TAIWAN--1.4%
Taiwan Semiconductor Manufacturing Co., Ltd.
   Sponsored ADR (Semiconductors)                     421,343       4,529,437

UNITED KINGDOM--20.9%
Barrat Developments plc (Homebuilding)                116,676       2,533,244
British American Tobacco plc (Tobacco)                533,479      15,090,647
Diageo plc (Distillers & Vintners)                    476,775       9,151,988
Imperial Tobacco Group plc (Tobacco)                  268,115       9,850,542
Northern Rock plc (Thrifts & Mortgage Finance)        156,300       3,487,262
Reckitt Benckiser plc (Household Products)            139,802       6,216,277
Royal Bank of Scotland Group plc (Diversified
   Banks)                                             164,764       5,965,951
Tesco plc (Food Retail)                             2,081,416      16,008,217
                                                                -------------
                                                                   68,304,128
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $237,377,862)                                    300,355,615
-----------------------------------------------------------------------------

FOREIGN WARRANTS--2.0%

INDIA--2.0%
Bharti Tele-Ventures Ltd. Strike Price .000001
   Indian Rupees, Exp. 5/31/10
   (Broadcasting & Cable TV)                          384,600       5,422,475
HDFC Bank Ltd. Class A Strike Price .00001
   Indian Rupees, Exp. 6/28/10 (Diversified
   Banks)                                              45,720       1,146,521
-----------------------------------------------------------------------------
TOTAL FOREIGN WARRANTS
(IDENTIFIED COST $4,918,941)                                        6,568,996
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.1%
(IDENTIFIED COST $242,296,803)                                    306,924,611
                                                                -------------

                                                  PAR VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

SHORT-TERM INVESTMENTS--5.0%

COMMERCIAL PAPER(d)--5.0%
Lockhart Funding LLC 5.32%, 12/1/06              $      8,550   $   8,550,000
Cargill, Inc. 5.25%, 12/4/06                            4,359       4,357,093
Danaher Corp. 5.25%, 12/6/06                            3,285       3,282,604
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $16,189,697)                                      16,189,697
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $258,486,500)                                    323,114,308(a)

Other assets and liabilities, net--0.9%                             2,814,657
                                                                -------------
NET ASSETS--100.0%                                              $ 325,928,965
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $64,466,335 and gross depreciation of $65,212 for federal income tax purposes. At November 30, 2006, the aggregate cost of securities for federal income tax purposes was $258,713,185.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

Phoenix Foreign Opportunities Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Air Freight & Logistics                                      1.6%
Automobile Manufacturers                                     2.1
Brewers                                                      4.5
Broadcasting & Cable TV                                      2.9
Casinos & Gaming                                             2.7
Consumer Finance                                             1.5
Distillers & Vintners                                        3.0
Diversified Banks                                           19.3
Diversified Capital Markets                                  1.9
Electric Utilities                                           3.9
Electrical Components & Equipment                            1.2
Food Retail                                                  8.5
Gas Utilities                                                4.4
Homebuilding                                                 2.3
Household Products                                           2.0
Industrial Conglomerates                                     4.8
Integrated Oil & Gas                                         1.7
Investment Banking & Brokerage                               0.4
Marine                                                       2.7
Packaged Foods & Meats                                       2.9
Pharmaceuticals                                              5.2
Property & Casualty Insurance                                2.1
Real Estate Management & Development                         1.8
Semiconductors                                               1.5
Specialized Consumer Services                                1.2
Thrifts & Mortgage Finance                                   1.1
Tobacco                                                     10.7
Wireless Telecommunication Services                          2.1
                                                        --------
                                                           100.0%
                                                        ========

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Adviser Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. FORWARD CURRENCY CONTRACTS

      Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At November 30, 2006, the Foreign Opportunities Fund had entered into forward currency contracts as follows:

                                                                                Net
                                                                                Unrealized
Contract to                     In Exchange       Settlement                    Appreciation
Sell                                for             Date            Value       (Depreciation)
-----                               ---             -----           ------      --------------
ZAR 16,117,320                  USD 2,407,726      5/29/07        $2,206,492       ($201,234)
ZAR    165,000                  USD    21,018      5/29/07            22,589           1,571
                                                                                  ----------
                                                                                  $  199,663
                                                                                  ==========
ZAR   South African Rand        USD United States Dollar

NOTE 2--CREDIT RISK AND ASSET CONCENTRATION

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      At November 30, 2006, the Focus Value Fund held $19,787,857 in securities issued by various companies in the Financial sector, comprising 35% of the total net assets of the Fund.

NOTE 3--MERGER

      On May 19, 2006, the Phoenix Foreign Opportunities Fund ("Foreign Opportunities Fund") of the Phoenix Adviser Trust acquired all of the net assets of the Phoenix Overseas Fund ("Overseas Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Phoenix Asset Trust (f/k/a Phoenix-Kayne Funds) on May 15, 2006.

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)

The Overseas Fund had net assets on that date of $60,720,256 including $17,631,678 of net appreciation, which were combined with those of the Foreign Opportunities Fund. The aggregate net assets of Foreign Opportunities Fund immediately after the merger were $208,971,708.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Phoenix Adviser Trust
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By (Signature and Title)*           /s/ George R. Aylward
                         -------------------------------------------------------
                                    George R. Aylward, President
                                    (principal executive officer)

Date     January  , 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ George R. Aylward
                         -------------------------------------------------------
                                    George R. Aylward, President
                                    (principal executive officer)

Date     January  , 2007
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By (Signature and Title)*           /s/ W. Patrick Bradley
                         -------------------------------------------------------
                                    W. Patrick Bradley, Chief Financial Officer
                                    and Treasurer
                                    (principal financial officer)

Date     January  , 2007
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*Print the name and title of each signing officer under his or her signature.